Label	Element	Value
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/ 2025; Exercise Price: 6.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.40%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/ 2025; Exercise Price: 586.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.80%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/ 2025; Exercise Price: 351.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/ 2025; Exercise Price: 665.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/ 2025; Exercise Price: 468.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.10%)
Pacer Swan SOS Flex (January) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.80%
Pacer Swan SOS Flex (January) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.60%)
Pacer Swan SOS Flex (January) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%